CONVERTIBLE DEBT (Details) $ / shares in Units, RUB in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB item	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 RUB	Jan. 31, 2014 USD ($)	Dec. 31, 2013 RUB	Dec. 01, 2013 USD ($)	Dec. 01, 2013 RUB
CONVERTIBLE DEBT
Repurchases of convertible debt			$ 83,600,000	RUB 6,096	RUB 6,414
Gain from repurchase of convertible debt			4,300,000	310	RUB 548
Carrying value of the Notes
Total convertible debt			375,600,000				RUB 27,374		RUB 26,123
1.125% convertible senior notes
CONVERTIBLE DEBT
Aggregate principal amount of debt issued and sold										$ 90,000,000		$ 600,000,000	RUB 19,719
Interest rate (as a percent)	1.125%							1.125%	1.125%	1.125%	1.125%
Initial conversion rate	0.19440	0.19440
Initial conversion price (in dollars per share) | $ / shares								$ 51.45
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes | item					20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes					30 days
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes					130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period					5 days
Number of consecutive trading days before five consecutive business days during the note measurement period					10 days
Principal amount used for debt instrument conversion ratio								$ 1,000
Net proceeds from the sale of Notes	$ 683,100,000	RUB 22,479
Debt issuance costs	4,100,000	228
Debt issuance costs allocated to additional paid-in capital	$ 700,000	RUB 38
Debt issuance costs deferred to be amortized to interest expense over the term of Notes								3,400,000	RUB 190
Carrying value of the liability component of debt								576,700,000	18,972
Discount rate for computing present value of the liability component (as a percent)	4.84%	4.84%
Value of equity component of debt								113,300,000	3,728
Principal amount repurchased			119,400,000					$ 150,000,000
Repurchases of convertible debt			83,600,000	6,096	RUB 6,414
Gain from repurchase of convertible debt			4,300,000	310	RUB 548
Carrying value of the Notes
1.125% Convertible Senior Notes due December 2018			420,600,000				30,654		30,380
Unamortized debt discount			(42,900,000)				(3,129)		(4,055)
Unamortized debt issuance cost			(2,100,000)				(151)		(202)
Total convertible debt			375,600,000				RUB 27,374		RUB 26,123
Term of debt					3 years
Interest expense			$ 17,700,000	RUB 1,293	RUB 1,091	RUB 25
Effective interest rate on the liability component (as a percent)								5.10%	5.10%
1.125% convertible senior notes | Maximum
CONVERTIBLE DEBT
Additional aggregate principal amount of debt that can be purchased under right granted to initial purchasers	$ 90,000,000										RUB 2,981
Percentage of the trading price to the product of the last reported sale price of the entity's common stock and the conversion rate (as a percent)					98.00%